Note 17 - Subsequent Events	12 Months Ended
Dec. 31, 2023
Notes To Financial Statements [Abstract]
Subsequent Events [Text Block]
Note 17: Subsequent events
On February 13, 2024, our Board of Directors declared a quarterly cash dividend of $0.00625 per share of common stock, consisting of $0.00375 per share for the minimum dividend component and $0.0025 per share for the silver-linked dividend component of our dividend policy.
On February 13, 2024, we collected $5.4 million of insurance coverage proceeds related to the Lucky Friday fire insurance coverage claim.